CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ 45,564,936	$ (195,155,097)	$ (90,903,374)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	80,821,241	81,398,470	56,117,280
Loss on disposal of property, plant and equipment	3,612,581	1,991,098	1,223,163
Impairment loss of property, plant and equipment	3,664,556	0	0
(Gain) loss on change in fair value of derivatives	(10,764,226)	4,369,173	5,750,981
Investment loss		1,081,700
Equity in loss of unconsolidated investees	3,064,006	1,969,306	41,163
Allowance for doubtful accounts	(975,083)	43,611,217	23,156,857
Write-down of inventories	714,558	3,085,529	8,456,260
Impairment charges for project assets	1,557,734	0	0
Provision for firm purchase commitment			10,610,410
Amortization of discount on debt		49,699	44,485
Share-based compensation	6,175,006	5,185,242	4,060,838
Changes in operating assets and liabilities:
Accounts receivable trade	(11,813,937)	(6,983,739)	(103,748,565)
Accounts receivable, unbilled	(9,167,246)	46,425,858	(51,370,820)
Amounts due from related parties	5,288,485	9,904,520	(18,135,684)
Inventories	34,666,540	3,960,749	(28,798,943)
Value added tax recoverable	(1,404,821)	2,303,949	28,508,062
Advances to suppliers	(5,747,309)	(17,898,461)	13,458,006
Project assets	(152,870,686)	(300,679,763)	(37,133,068)
Prepaid expenses and other current assets	(2,333,059)	(70,614,891)	(2,969,210)
Other non-current assets	(4,420,130)	(24,406,669)	(9,257,048)
Accounts payable	44,231,082	56,238,301	52,435,834
Short-term notes payable	117,707,136	99,114,001	118,154,508
Amounts due to related parties	14,492,053	2,015,133	484,649
Other payables	(2,602,763)	36,910,195	20,699,554
Advances from customers	51,356,621	(46,127,125)	56,706,824
Other current liabilities	14,748,130	59,188,516	(744,073)
Accrued warranty costs	(19,199,011)	11,334,395	15,737,987
Provision for firm purchase commitment			(27,862,017)
Prepaid land use right	396,642	(4,760,904)	229,241
Liability for uncertain tax positions	2,494,913	2,502,791	840,611
Deferred taxes	15,142,480	48,851,188	(4,632,976)
Loss contingency accruals			27,862,017
Settlement of foreign currency derivatives	5,148,195	(2,623,318)	(8,898,838)
Net cash provided by (used in) operating activities	229,548,624	(147,758,937)	60,124,114
Investing activities:
Decrease (increase) in restricted cash	(10,098,916)	(243,137,142)	23,614,897
Payment to acquire subsidiaries			(6,104,823)
Investment in affiliates	(4,278,361)	(3,428,751)	(5,667,627)
Proceeds from disposal of investment		555,475
Purchase of property, plant and equipment	(23,131,549)	(60,481,021)	(205,419,189)
Net cash used in investing activities	(37,508,826)	(306,491,439)	(193,576,742)
Financing activities:
Proceeds from short-term borrowings	768,381,191	791,596,176	1,808,463,199
Repayment of short-term borrowings	(1,073,502,793)	(692,071,052)	(1,721,463,494)
Proceeds from long-term borrowings	149,831,368	143,965,319	89,023,852
Profit distribution to a non-controlling interest	(219,464)
Payment to non-controlling interests for sales of project companies	(8,070,699)
Gross proceeds from issuance of common shares	50,000,000
Issuance costs paid for common shares offering	(2,112,623)
Capital contribution from non-controlling interests		4,426,535	467,720
Payment for repurchase of convertible senior notes		(1,000,000)
Proceeds from issuance of warrant		2,500,000
Proceeds from exercise of stock options	10,792,703	158,766	1,256,948
Net cash provided by (used in) financing activities	(104,900,317)	249,575,744	177,748,225
Effect of exchange rate changes	(858,151)	2,648,135	11,047,381
Net increase (decrease) in cash and cash equivalents	86,281,330	(202,026,497)	55,342,978
Cash and cash equivalents at the beginning of the year	141,968,182	343,994,679	288,651,701
Cash and cash equivalents at the end of the year	228,249,512	141,968,182	343,994,679
Supplemental disclosure of cash flow information:
Interest paid	64,984,287	57,914,890	46,345,299
Income taxes paid	23,812,986	9,698,512	30,929,617
Supplemental schedule of non-cash activities:
Amounts due from disposal of subsidiaries or affiliates included in prepaid expenses and other current assets	136,917	715,934	714,182
Amounts due to non-controlling interests for sales of project companies included in payables	4,092,817
Property, plant and equipment costs included in other payables	14,056,550	16,814,481	36,495,522
Module contribution in exchange for non-controlling interests in affiliates	$ 5,791,202	$ 15,874,847